Drilling units, machinery and equipment, net	6 Months Ended
Jun. 30, 2016
Drilling Units, Machinery And Equipment, Net [Abstract]
Drilling units, machinery and equipment, net
6.  Drilling units, machinery and equipment, net:
The amounts in the accompanying condensed consolidated balance sheets are analyzed as follows:
	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2015	$7,258,995	$(922,103)	$6,336,892
Additions	79,212	-	79,212
Depreciation	-	(167,520)	(167,520)
Balance June 30, 2016	$7,338,207	(1,089,623)	6,248,584

On April 28, 2016, the Company acquired the 6th generation ultra-deepwater drilling unit Cerrado, sold through an auction, for a purchase price of $65,000. The drilling unit was built in 2011 to similar design specifications to the Company's existing 6th generation drilling units and was renamed as Ocean Rig Paros.
As of June 30, 2016, all of the Company's operating drilling units, apart from the Ocean Rig Paros, have been pledged as collateral to secure the Company's 6.50% senior secured notes due 2017 and term loan B facilities discussed in Note 8.